UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5047

					Tax-Free Fund of Colorado
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	6/30/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

JUNE 30, 2005

                      [LOGO OF TAX-FREE FUND OF COLORADO:
          A SQUARE WITH SILHOUETTES OF TWO MOUNTAINS AND A RISING SUN]

                                 TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF TAX-FREE FUND OF COLORADO:
A SQUARE WITH SILHOUETTES OF TWO
MOUNTAINS AND A RISING SUN]

               SERVING COLORADO INVESTORS FOR MORE THAN 15 YEARS

                           TAX-FREE FUND OF COLORADO

                          "DON'T WAIT UNTIL TOMORROW"

                                                                    August, 2005

Dear Fellow Shareholder:

      Are there things that you wish that you had done today? Yesterday? 10 years ago? We are all guilty of sometimes putting off to tomorrow things we really should do today. However, when it comes to investing for one's retirement and future needs, any delay can prove to be extremely costly.

LIFE EXPECTANCY

      As you probably know, continuing advances in medicine and a renewed focus on healthier life styles have contributed to life expectancy in the United States reaching an all-time high. The average American can now expect to live
77.6 years. It probably won't surprise you to learn that this increase is in keeping with historical trends. U.S. life expectancies have risen an average of 2/10th of a year, each and every year since 1990.

AN OPTIMISTIC, YET REALISTIC APPROACH

      While it is certainly always hoped for, and may be fully expected, that plans will come to fruition in exactly the manner anticipated, it is always best to also have a realistic approach to most future dealings - especially when it comes to investing and one's retirement planning.

      INADEQUACY OF SOCIAL SECURITY -- Coupled with a population that is living longer is a society which is reproducing less. This is creating a phenomenon known as "global aging." It is anticipated that before too long, the number of retired persons will outweigh the number of individuals in the workforce. This situation may well wreak havoc with the Social Security system.

      While we may not realize the full impact of global aging in our lifetimes, it does bring to light that perhaps it may not be wise to rely solely on Social Security for one's retirement needs. Many financial experts suggest that one should plan to have 75% - 80% of their current income available at retirement so that they can maintain their current standard of living. For many people, Social Security alone will not even come close to providing this suggested percentage, if it truly is an accurate estimate.

      PRECARIOUSNESS OF PENSION PLANS -- When you read about such industry leaders as Bethlehem Steel, United Airlines, Enron and WorldCom having significant financial problems, it reminds us all that our corporate pension plans may not be 100% safe. Therefore, relying solely upon income from corporate pension plans for retirement may also not necessarily be a wise thing to do.

      INFLATION -- With so much uncertainty in this world today, going back to the olden days of "placing your savings under your mattress for safe-keeping" might not seem like such a bad idea. However, while this method is better than not saving at all, it does not take into consideration the effect of an often overlooked risk factor - inflation. A dollar placed safely under one's mattress today may still be there in a few years. But, it is unlikely that it will still have the same purchasing power

                      NOT A PART OF THE SEMI-ANNUAL REPORT
that it does today. The dollar may still look and feel the same as it did when it was first tucked away. But, in actuality, inflation will most likely take a bite out of its purchasing power. In other words, it will no longer have the same "bang for the buck."

      As you probably are aware, the Consumer Price Index (CPI) measures the average price of a 'basket' of goods and services at regular intervals. It should come as no surprise to you that the cost for that basket of goods and services continues to rise year after year. In fact, as you will note from the chart below, in the past 20 years, the CPI has come very close to doubling.

                           YEAR           CPI
                           ----           ---
                           1985         $105.5
                           1990         $127.4
                           1995         $150.3
                           2000         $168.8
                           2005         $190.7

      As you can see, each dollar buys substantially less each year. So, while one may have enough money to cover their living expenses right at the moment, it is also important to ask oneself if you will be able to say the same thing 10, 20 or more years from now.

PLAN AHEAD AND DIVERSIFY

      Unfortunately, many of us probably know a retired person who has been forced back to work in order to keep up with their living expenses. And, we may know someone who has had to adopt a diminished life style in order to keep their expenses under control.

      Our best advice for everyone in order to avoid these types of situations is to:

      1) sit down with a financial professional and develop a sound financial plan;

      2)    start saving as early as possible;

      3)    have a diversified portfolio of investments; and

      4) have a diversified pool of resources to rely upon for your retirement, not depending solely on Social Security or a pension plan.

      No matter where you choose to place your cash reserves - in Tax-Free Fund of Colorado or elsewhere - don't wait until tomorrow to prepare for your future. If you haven't already done so, start a savings plan today that will, hopefully, enable you to reach your goals.

                                   Sincerely,


/s/ Diana P. Herrmann                              /s/ Lacy B. Herrmann

Diana P. Herrmann                                  Lacy B. Herrmann
President                                          Founder and Chairman Emeritus

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                           TAX-FREE FUND OF COLORADO
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          GENERAL OBLIGATION BONDS (35.6%)                                S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     CITY & County (2.3%)
                     Denver, Colorado City & County Art Museum
$      2,000,000     5.000%, 08/01/15 ....................................          Aa1/AA+           $   2,179,860
                     Denver, Colorado City & County Excise Tax Revenue
       1,000,000     5.000%, 09/01/11 FSA Insured ........................          Aaa/AAA               1,090,200
       2,260,000     5.000%, 09/01/12 FSA Insured ........................          Aaa/AAA               2,444,439
                                                                                                      -------------
                     Total City & County                                                                  5,714,499
                                                                                                      -------------

                     METROPOLITAN DISTRICT (6.0%)
                     Arapahoe, Colorado Park & Recreation District
       1,070,000     5.000%, 12/01/17 FGIC Insured .......................          Aaa/NR                1,157,879
                     Castle Pines, Colorado Metropolitan District
       1,060,000     5.500%, 12/01/07 FSA Insured ........................          Aaa/AAA               1,126,282
                     Foothills, Colorado Park & Recreational District
       1,310,000     5.000%, 12/01/12 FSA Insured ........................          Aaa/NR                1,433,585
       1,325,000     5.000%, 12/01/13 FSA Insured ........................          Aaa/NR                1,446,012
       1,850,000     5.000%, 12/01/17 MBIA Insured .......................          Aaa/NR                2,001,940
                     Highlands Ranch, Colorado Metropolitan
                        District #1, Refunding
       1,530,000     6.250%, 09/01/06 MBIA Insured .......................          Aaa/AAA               1,538,109
       1,000,000     5.750%, 09/01/08 AMBAC Insured ......................          Aaa/AAA               1,082,720
       1,730,000     5.750%, 09/01/09 AMBAC Insured ......................          Aaa/AAA               1,907,273
                     Interstate South, Colorado Metropolitan District
       2,165,000     5.750%, 12/01/09 LOC: US Bank .......................           NR/AA-               2,185,827
                     South Suburban, Colorado Park & Recreational District
       1,365,000     5.125%, 12/15/09 FGIC Insured .......................          Aaa/AAA               1,459,158
                                                                                                      -------------
                     Total Metropolitan District                                                         15,338,785
                                                                                                      -------------

                     SCHOOL DISTRICTS (27.3%)
                     Adams County, Colorado School District #12
       1,255,000     5.625%, 12/15/08 FGIC Insured .......................          Aaa/AAA               1,352,903
                     Adams County, Colorado School District #12
                        (Adams 12 Five Star Schools)
       1,170,000     5.000%, 12/15/12 MBIA Insured Pre-Refunded ..........          Aaa/AAA               1,301,403

         830,000     5.000%, 12/15/12 MBIA Insured Pre-Refunded ..........          Aaa/AAA                 916,328

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          GENERAL OBLIGATION BONDS (CONTINUED)                            S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     SCHOOL DISTRICTS (CONTINUED)
                     Adams County, Colorado School District #14
$      1,275,000     5.750%, 12/01/08 FSA Insured ........................          Aaa/AAA           $   1,376,796
                     Adams County, Colorado School District #14 Refunding
       1,200,000     4.500%, 12/01/16 MBIA Insured .......................          Aaa/NR                1,296,732
                     Adams & Weld Counties, Colorado School District
                        #027J (Brighton)
       1,765,000     4.300%, 12/01/19 FGIC Insured .......................          Aaa/AAA               1,828,522
                     Adams 12 Five Star Schools Colorado Refunding
                        Series B
       2,000,000     4.250%, 12/15/19 FSA Insured ........................          Aaa/AAA               2,069,960
                     Arapahoe County, Colorado Cherry Creek
                        School District #5
       1,000,000     5.500%, 12/15/08 ....................................          Aa2/AA                1,085,590
       2,760,000     5.500%, 12/15/11 ....................................          Aa2/AA                3,041,272
       2,750,000     5.500%, 12/15/12 ....................................          Aa2/AA                3,030,253
                     Boulder Valley, Colorado School District
       1,215,000     5.500%, 12/01/08 FGIC Insured .......................          Aaa/AAA               1,301,751
                     Clear Creek, Colorado School District
       1,000,000     5.000%, 12/01/16 FSA Insured ........................          Aaa/AAA               1,086,170
                     Denver, Colorado City & County School District #1
                        Refunding Series A
       1,000,000     5.600%, 06/01/08 ....................................          Aaa/AAA               1,073,750
                     Denver, Colorado City & County School District #1
                        Refunding Series C
       3,000,000     4.250%, 12/01/18 FGIC Insured .......................          Aaa/AAA               3,110,610
                     Douglas & Elbert Counties, Colorado School
                        District # Re-1, Series 1992
       2,000,000     5.250%, 12/15/11 FGIC Insured .......................          Aaa/AAA               2,187,540
                     El Paso County, Colorado School District #11
       1,330,000     6.250%, 12/01/08 ....................................          Aa3/AA-               1,470,608
                     El Paso County, Colorado School District #20
       1,000,000     6.150%, 12/15/08 MBIA Insured .......................          Aaa/AAA               1,104,670
       1,500,000     5.000%, 12/15/14 FGIC Insured .......................          Aaa/NR                1,646,250

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          GENERAL OBLIGATION BONDS (CONTINUED)                            S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     SCHOOL DISTRICTS (CONTINUED)
                     El Paso County, Colorado School District #38
$      1,110,000     5.700%, 12/01/12 ....................................          Aa3/NR            $   1,254,877
                     El Paso County, Colorado School District #49
       1,500,000     5.500%, 12/01/13 FSA Insured ........................          Aaa/AAA               1,695,735
       1,000,000     5.250%, 12/01/14 FGIC Insured .......................          Aaa/AAA               1,105,610
       1,795,000     5.000%, 12/01/15 FSA Insured ........................          Aaa/AAA               1,977,139
                     Fremont County, Colorado School District #001
                        Canon City
       1,680,000     5.000%, 12/01/17 MBIA Insured .......................          Aaa/NR                1,833,905
                     Garfield County, Colorado School District
       1,250,000     5.000%, 12/01/17 FSA Insured ........................          Aaa/NR                1,352,662
                     Jefferson County, Colorado School District # R-1
       3,000,000     5.500%, 12/15/09 FGIC Insured .......................          Aaa/AAA               3,285,000
       2,340,000     5.250%, 12/15/11 FGIC Insured .......................          Aaa/AAA               2,543,252
       1,000,000     5.500%, 12/15/13 FGIC Insured .......................          Aaa/AAA               1,095,000
                     La Plata County, Colorado School District #9
       1,500,000     5.000%, 11/01/18 MBIA Insured .......................          Aaa/NR                1,615,980
                     Larimer County, Colorado School District #R1
                        Poudre Refunding Series A
       2,100,000     5.250%, 12/15/11 ....................................          Aa3/AA-               2,245,572
                     Mesa County, Colorado School District #51
       1,065,000     6.000%, 12/01/06 MBIA Insured .......................          Aaa/AAA               1,113,181
       1,000,000     5.200%, 12/01/09 MBIA Insured .......................          Aaa/AAA               1,044,920
                     Mesa County, Colorado School District # 051
                        (Grand Junction) Series A
       1,500,000     4.350%, 12/01/19 MBIA Insured .......................          Aaa/NR                1,559,850
                     Pueblo County, Colorado School District #70
       1,040,000     5.500%, 12/01/09 AMBAC Insured ......................          Aaa/AAA               1,103,034
       1,000,000     5.000%, 12/01/15 FGIC Insured .......................          Aaa/AAA               1,082,960
       3,440,000     5.000%, 12/01/16 FGIC Insured .......................          Aaa/AAA               3,711,072
                     Teller County, Colorado School District #2
                        Woodland Park
       1,265,000     5.000%, 12/01/17 MBIA Insured .......................          Aaa/AAA               1,392,436

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          GENERAL OBLIGATION BONDS (CONTINUED)                            S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     SCHOOL DISTRICTS (CONTINUED)
                     Weld & Adams Counties, Colorado School District #3J
$      1,000,000     5.500%, 12/15/10 AMBAC Insured Pre-Refunded .........          Aaa/AAA           $   1,104,090
                     Weld County, Colorado School District #2
       1,315,000     5.000%, 12/01/15 FSA Insured ........................          Aaa/AAA               1,434,560
                     Weld County, Colorado School District #3J
       1,440,000     4.350%, 12/15/19 FSA Insured ........................          Aaa/NR                1,497,672
                     Weld County, Colorado School District #6
       1,195,000     5.000%, 12/01/15 FSA Insured ........................          Aaa/AAA               1,297,698
                     Weld County, Colorado School District #8
       1,115,000     5.000%, 12/01/15 FSA Insured ........................          Aaa/AAA               1,216,376
       1,385,000     5.250%, 12/01/17 FSA Insured ........................          Aaa/AAA               1,530,411
                                                                                                      -------------
                     Total School Districts                                                              69,374,100
                                                                                                      -------------
                     Total General Obligation Bonds                                                      90,427,384
                                                                                                      -------------

                     REVENUE BONDS (63.9%)

                     ELECTRIC (2.6%)
                     Colorado Springs, Colorado Utilities Revenue
       1,660,000     5.000%, 11/15/17 ....................................          Aa2/AA                1,803,391
                     Colorado Springs, Colorado Utilities Revenue
                        Subordinated Lien Improvement Series A
       1,000,000     5.000%, 11/15/17 ....................................          Aa2/AA                1,096,450
                     Moffat County, Colorado Pollution Control
       2,125,000     5.625%, 11/01/06 AMBAC Insured ......................          Aaa/AAA               2,204,093
                     Platte River, Colorado Power Authority
       1,500,000     6.000%, 06/01/07 MBIA Insured .......................          Aaa/AAA               1,589,445
                                                                                                      -------------
                     Total Electric                                                                       6,693,379
                                                                                                      -------------

                     HIGHER EDUCATION (10.8%)
                     Boulder County, Colorado Development Revenue UCAR
       1,760,000     5.000%, 09/01/16 MBIA Insured .......................          Aaa/AAA               1,907,154
       1,130,000     5.000%, 09/01/17 AMBAC Insured ......................          Aaa/AAA               1,230,864
                     Colorado Educational & Cultural Facility Authority
                        Johnson & Wales
         860,000     5.000%, 04/01/18 XLCA Insured .......................          Aaa/AAA                 923,786

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          REVENUE BONDS (CONTINUED)                                       S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     HIGHER EDUCATION (CONTINUED)
                     Colorado Educational & Cultural Facility Authority
                        University of Colorado Foundation Project
$      2,110,000     5.000%, 07/01/17 AMBAC Insured ......................          Aaa/AAA           $   2,274,812
       1,865,000     5.375%, 07/01/18 AMBAC Insured ......................          Aaa/AAA               2,064,219
                     Colorado Mountain Jr. College District Student
                        Housing Facilities Enterprise Revenue
       1,000,000     4.500%, 06/01/18 MBIA Insured .......................          Aaa/AAA               1,053,970
                     Colorado Post Secondary Educational Facility
       1,170,000     5.500%, 03/01/08 MBIA Insured .......................          Aaa/AAA               1,247,700
                     Colorado State Board Governors University Enterprise
                        System Re Vresh Building Revolving Fund Series A
       1,485,000     4.250%, 12/01/18 XLCA Insured .......................          Aaa/NR                1,525,214
                     Colorado State Colleges Board Trustees Auxiliary
                        System Revenue Refunding Series B
       1,035,000     5.000%, 05/15/15 MBIA Insured .......................          Aaa/AAA               1,134,112
                     Colorado State University System
       1,530,000     5.000%, 03/01/17 AMBAC Insured ......................          Aaa/NR                1,659,316
                     University of Colorado Enterprise System
       1,000,000     5.000%, 06/01/11 ....................................          Aa3/AA-               1,095,530
       2,325,000     5.000%, 06/01/15 AMBAC Insured ......................          Aaa/AAA               2,531,204
       1,735,000     5.000%, 06/01/16 ....................................          Aa3/AA-               1,895,730
       1,000,000     5.250%, 06/01/17 FGIC Insured .......................          Aaa/AAA               1,114,760
       1,000,000     4.375%, 06/01/19 FGIC Insured .......................          Aaa/AAA               1,039,990
                     University of Northern Colorado Auxiliary Facilities
       1,365,000     5.750%, 06/01/07 MBIA Insured Pre-Refunded ..........          Aaa/AAA               1,377,067
       1,745,000     5.750%, 06/01/08 MBIA Insured .......................          Aaa/AAA               1,842,511
       1,390,000     5.000%, 06/01/15 AMBAC Insured ......................          Aaa/AAA               1,497,211
                                                                                                      -------------
                     Total Higher Education                                                              27,415,150
                                                                                                      -------------

                     HOSPITAL (3.1%)
                     Colorado Health Facility Authority Hospital Revenue,
                        Catholic Health
       1,000,000     5.375%, 12/01/09                                               Aa2/AA                1,071,230

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          REVENUE BONDS (CONTINUED)                                       S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     HOSPITAL (CONTINUED)
                     Colorado Health Facility Authority Hospital Revenue,
                        Sisters of Charity-Leavenworth
$      1,000,000     5.500%, 12/01/08 MBIA Insured .......................          Aaa/AAA           $   1,078,440
       1,500,000     5.250%, 12/01/10 MBIA Insured .......................          Aaa/AAA               1,602,105
                     Colorado Health Facility Authority
                        Sisters of Charity - Health Care
       1,000,000     6.250%, 05/15/09 AMBAC Insured, ETM .................          Aaa/AAA               1,113,670
                     Colorado Health Facility Community Provider
                        Pooled Loan Revenue
          10,000     7.200%, 07/15/05 FSA Insured ........................          Aaa/AAA                  10,011
                     Colorado Springs, Colorado Hospital Revenue
       1,460,000     5.500%, 12/15/06 MBIA Insured .......................          Aaa/AAA               1,508,297
                     University Colorado Hospital Authority Hospital
                        Revenue
       1,475,000     5.500%, 11/15/07 AMBAC Insured ......................          Aaa/NR                1,562,099
                                                                                                      -------------
                     Total Hospital                                                                       7,945,852
                                                                                                      -------------

                     HOUSING (2.0%)
                     Adams County, Colorado Multi-Family Housing
                        Revenue, Brittany Station Series A
       1,600,000     5.400%, 09/01/25 FNMA Insured .......................           NR/AAA               1,605,488
                     Colorado Housing & Finance Authority
         405,000     5.000%, 08/01/13 Series 2001 ........................           A1/A+                  413,254
         860,000     6.050%, 10/01/16 Series 1999A3 ......................          Aa2/AA+                 875,557
          20,000     6.125%, 11/01/23 Series 1998D3 ......................          Aa2/NR                   21,537
                     Colorado Housing & Finance Authority
                        Multi-Family/Project Bonds
       1,575,000     4.250%, 10/01/17 Class II 2004 Series A-3 ...........          Aa2/AA                1,614,013
                     Colorado Housing & Finance Authority, Single
                        Family Mortgage
          90,000     5.625%, 06/01/10 Series 1995D .......................          Aa2/NR                   90,072
          55,000     5.750%, 11/01/10 Series 1996A .......................          Aa2/NR                   55,095
          10,000     6.250%, 12/01/12 Series 1994C .......................          Aa2/NR                   10,051

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          REVENUE BONDS (CONTINUED)                                       S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     HOUSING (CONTINUED)
                     Colorado Housing & Finance Authority, Single
                        Family Mortgage 2000C3
$         90,000     5.700%, 10/01/22 ....................................          Aa2/AA            $      92,315
                     Colorado Housing Finance Authority, Single Family
                        Mortgage Subordinated 2000D
         225,000     5.400%, 10/01/12 ....................................           A1/A+                  230,830
                     Denver, Colorado Single Family Mortgage Revenue
         130,000     5.000%, 11/01/15 GNMA Insured .......................           NR/AAA                 133,916
                                                                                                      -------------
                     Total Housing                                                                        5,142,128
                                                                                                      -------------

                     LEASE (8.5%)
                     Aurora, Colorado COP
       2,105,000     5.250%, 12/01/13 AMBAC Insured ......................          Aaa/AAA               2,306,533
                     Broomfield, Colorado COP
       2,500,000     5.100%, 12/01/12 AMBAC Insured ......................          Aaa/NR                2,728,700
                     Denver, Colorado City and County COP Roslyn Fire
       1,835,000     5.000%, 12/01/15 ....................................          Aa2/AA                1,993,801
                     El Paso County, Colorado COP
       1,100,000     5.250%, 12/01/09 MBIA Insured .......................          Aaa/AAA               1,196,602
                     El Paso County, Colorado COP Judicial Building
       1,760,000     5.000%, 12/01/16 AMBAC Insured ......................          Aaa/AAA               1,911,659
                     El Paso County, Colorado COP Pikes Peak
                        Regional Development Authority
       1,925,000     5.000%, 12/01/18 AMBAC Insured ......................          Aaa/AAA               2,092,648
                     Fort Collins, Colorado Lease COP Series A
       3,020,000     4.750%, 06/01/18 AMBAC Insured ......................          Aaa/NR                3,239,614
                     Fremont County, Colorado COP Refunding and
                        Improvement Series A
       2,075,000     5.000%, 12/15/18 MBIA Insured .......................          Aaa/AAA               2,256,459
                     Lakewood, Colorado COP
       1,440,000     5.200%, 12/01/13 AMBAC Insured ......................          Aaa/AAA               1,566,907
                     Northern Colorado Water Conservancy District
       1,000,000     5.000%, 10/01/15 MBIA Insured .......................          Aaa/AAA               1,089,100
                     Westminster, Colorado COP
       1,055,000     5.350%, 09/01/11 MBIA Insured .......................          Aaa/AAA               1,156,934
                                                                                                      -------------
                     Total Lease                                                                         21,538,957
                                                                                                      -------------

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          REVENUE BONDS (CONTINUED)                                       S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     SALES TAX (12.9%)
                     City of Boulder, Colorado
$      1,045,000     5.250%, 08/15/10 AMBAC Insured ......................          Aaa/AAA           $   1,132,686
                     Boulder, Colorado Open Space Acquisition
       1,250,000     5.500%, 08/15/12 ....................................          Aa1/AA+               1,379,500
                     Boulder County, Colorado Open Space
                        Capital Improvement
       3,065,000     5.000%, 07/15/16 MBIA Insured .......................          Aaa/AAA               3,317,372
       1,630,000     5.000%, 07/15/17 MBIA Insured .......................          Aaa/AAA               1,757,922
                     Boulder County, Colorado Sales & Use Tax
                        Open Space Series A
       1,000,000     5.450%, 12/15/12 FGIC Insured .......................          Aaa/AAA               1,101,140
                     City & County of Denver, Colorado Excise Tax Revenue
       2,000,000     5.375%, 09/01/10 FSA Insured ........................          Aaa/AAA               2,179,180
                     Colorado Springs, Colorado Sales & Use Tax Revenue
                        Service Sales
       1,320,000     5.000%, 12/01/12 ....................................           A1/AA                1,419,066
                     Douglas County, Colorado Sales & Use Tax Open
                        Space Revenue
       1,780,000     5.500%, 10/15/12 FSA Insured ........................          Aaa/AAA               1,973,522
                     Golden, Colorado Sales & Use Tax
       1,265,000     5.000%, 12/01/12 AMBAC Insured ......................          Aaa/AAA               1,388,173
                     Grand County Colorado School District #002
                        (East Grand) Refunding & Improvement Series B
       1,040,000     4.250%, 12/01/18 FSA Insured ........................          Aaa/AAA               1,078,345
                     Greeley, Colorado Sales & Use Tax Revenue
       1,435,000     4.000%, 10/01/19 MBIA Insured .......................          Aaa/AAA               1,454,215
                     Jefferson County, Colorado Open Space Sales Tax
       1,245,000     5.000%, 11/01/11 FGIC Insured .......................          Aaa/AAA               1,338,325
       1,600,000     5.000%, 11/01/13 AMBAC Insured ......................          Aaa/AAA               1,744,400
       1,080,000     5.000%, 11/01/14 AMBAC Insured ......................          Aaa/AAA               1,171,076
       1,695,000     4.000%, 11/01/18 AMBAC Insured ......................          Aaa/AAA               1,723,984
                     Lakewood, Colorado Sales & Use Tax Revenue
       1,040,000     5.250%, 12/01/09 ....................................           NR/AA                1,128,213

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          REVENUE BONDS (CONTINUED)                                       S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     SALES TAX (CONTINUED)
                     Larimer County, Colorado Sales Tax Revenue Bond
$      1,000,000     5.500%, 12/15/12 AMBAC Insured ......................          Aaa/AAA           $   1,111,900
                     Longmont, Colorado Sales & Use Tax
       1,875,000     5.500%, 11/15/14 ....................................           NR/AA                2,080,856
                     Thornton, Colorado Sales Tax
       1,000,000     5.000%, 09/01/14 FSA Insured ........................          Aaa/AAA               1,082,340
                     Westminster, Colorado Sales Tax Revenue
       1,175,000     5.500%, 12/01/07 FGIC Insured .......................          Aaa/AAA               1,248,473
       1,710,000     5.000%, 12/01/17 AMBAC Insured ......................          Aaa/AAA               1,850,442
                                                                                                      -------------
                     Total Sales Tax                                                                     32,661,130
                                                                                                      -------------

                     TRANSPORTATION (4.4%)
                     Arapahoe County, Colorado E-470 Vehicle
                        Registration Revenue Bonds
       1,000,000     5.450%, 08/31/07 MBIA Insured Pre-Refunded ..........          Aaa/AAA               1,034,540
                     Colorado Department of Transportation-Transportation
                        Revenue Anticipation Note
       1,000,000     6.000%, 06/15/13 AMBAC Insured Pre-Refunded .........          Aaa/AAA               1,140,630
                     Northwest Parkway, Colorado Public Highway
                        Authority Series A
       2,515,000     5.150%, 06/15/14 AMBAC Insured ......................          Aaa/AAA               2,776,761
                     Regional Transportation District Colorado COP
       1,190,000     5.000%, 06/01/15 AMBAC Insured ......................          Aaa/AAA               1,291,447
       1,510,000     4.850%, 06/01/18 AMBAC Insured ......................          Aaa/AAA               1,606,821
                     Regional Transportation District Colorado
                        Sales Tax Revenue
       2,000,000     5.000%, 11/01/13 FGIC Insured .......................          Aaa/AAA               2,171,140
       1,000,000     5.000%, 11/01/16 FGIC Insured .......................          Aaa/AAA               1,103,040
                                                                                                      -------------
                     Total Transportation                                                                11,124,379
                                                                                                      -------------

                     WATER & SEWER (16.9%)
                     Boulder, Colorado Water & Sewer Revenue
       1,000,000     5.400%, 12/01/14 ....................................          Aa2/AA+               1,105,720

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          REVENUE BONDS (CONTINUED)                                       S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     WATER & SEWER (CONTINUED)
                     Broomfield, Colorado Sewer and Waste Water Revenue
$      1,985,000     5.000%, 12/01/15 AMBAC Insured ......................          Aaa/NR            $   2,165,516
       1,000,000     5.000%, 12/01/16 AMBAC Insured ......................          Aaa/NR                1,086,750
                     Broomfield, Colorado Water Activity Enterprise
       1,500,000     5.300%, 12/01/12 MBIA Insured .......................          Aaa/NR                1,658,205
       1,730,000     5.250%, 12/01/13 MBIA Insured .......................          Aaa/NR                1,910,128
       2,190,000     5.000%, 12/01/16 MBIA Insured .......................          Aaa/NR                2,378,712
       2,290,000     5.000%, 12/01/17 MBIA Insured .......................          Aaa/NR                2,478,078
                     Centennial, Colorado Water & Sewer District
       1,750,000     5.800%, 12/01/07 FSA Insured ........................          Aaa/AAA               1,790,250
                     Colorado Clean Water Revenue
         830,000     5.375%, 09/01/10 ....................................          Aaa/AAA                 893,769
         170,000     5.375%, 09/01/10 ....................................          Aaa/AAA                 182,106
                     Colorado Metro Wastewater Reclamation District
       1,270,000     5.250%, 04/01/09 ....................................          Aa2/AA                1,345,489
                     Colorado Water Resource & Power Development
                        Authority
         215,000     6.000%, 09/01/06 ....................................          Aaa/AAA                 216,178
       1,000,000     5.550%, 11/01/13 FGIC Insured .......................          Aaa/AAA               1,110,440
       2,675,000     5.000%, 09/01/16 MBIA Insured .......................          Aaa/AAA               2,951,542
       1,855,000     5.000%, 09/01/17 MBIA Insured .......................          Aaa/AAA               2,037,680
       2,095,000     4.000%, 09/01/19 ....................................          Aaa/AAA               2,115,845
                     Colorado Water Resource Power Development
                        Authority Clean Water Revenue Series A
       1,375,000     5.000%, 09/01/12 ....................................          Aaa/AAA               1,515,401
         260,000     5.000%, 09/01/12 ....................................          Aaa/AAA                 285,025
                     Colorado Water Resource Power Development
                        Authority Clean Water Revenue Series B
         820,000     5.500%, 09/01/09 ....................................          Aaa/AAA                 886,076
         180,000     5.500%, 09/01/09 ....................................          Aaa/AAA                 193,883
                     Denver, Colorado City and County Wastewater
                        Revenue
       1,560,000     5.000%, 11/01/15 FGIC Insured .......................          Aaa/AAA               1,700,400

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          REVENUE BONDS (CONTINUED)                                       S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     WATER & SEWER (CONTINUED)
                     Lafayette, Colorado Water Revenue
$      1,625,000     5.000%, 12/01/17 MBIA Insured .......................          Aaa/AAA           $   1,773,866
                     Left Hand, Colorado Water District, Series 1996
       1,530,000     5.750%, 11/15/08 MBIA Insured .......................          Aaa/AAA               1,592,393
                     Northglenn, Colorado Water & Sewer
       1,010,000     5.750%, 12/01/06 FSA Insured ........................          Aaa/AAA               1,052,238
                     Pueblo, Colorado Board Water Works
       1,000,000     5.500%, 11/01/10 FSA Insured ........................          Aaa/AAA               1,114,220
                     Thornton, Colorado, Refunding
       2,000,000     5.600%, 12/01/06 FSA Insured ........................          Aaa/AAA               2,079,540
                     Thornton, Colorado Water Enterprise Revenue
       1,445,000     4.500%, 12/01/18 MBIA Insured .......................          Aaa/AAA               1,526,642
                     Ute, Colorado Water Conservancy District
       1,570,000     5.500%, 06/15/12 MBIA Insured .......................          Aaa/AAA               1,734,567
                     Widefield, Colorado Water & Sanitation District Water
                        & Sewer Refunding & Improvement
       1,870,000     4.500%, 12/01/19 MBIA Insured .......................          Aaa/AAA               1,966,585
                                                                                                      -------------
                     Total Water & Sewer                                                                 42,847,244
                                                                                                      -------------

                     MISCELLANEOUS REVENUE (2.7%)
                     Denver, Colorado City & County Helen Bonfils
                        Project
       2,275,000     5.875%, 12/01/09 ....................................           NR/AA-               2,430,929
                     South Suburban, Colorado Park & Recreational
                        District
       1,000,000     6.000%, 11/01/07 ....................................          Baa2/NR               1,045,400
                     Thornton, Colorado Development Authority
       1,230,000     5.750%, 12/01/06 MBIA Insured .......................          Aaa/AAA               1,281,439
                     Thornton, Colorado Development Authority Tax
                        Increment North Washington Street Urban
                        Renewal Project
       1,040,000     4.500%, 12/01/18 MBIA Insured .......................          Aaa/AAA               1,098,760

                                                                                   RATING
      FACE                                                                         MOODY'S/
     AMOUNT          REVENUE BONDS (CONTINUED)                                       S&P                   VALUE
----------------     -----------------------------------------------------        ----------          -------------
                     MISCELLANEOUS REVENUE (CONTINUED)
                     Westminster, Colorado Golf Course Activity
$      1,000,000     5.400%, 12/01/13 Radian Group, Inc. Insured .........           NR/AA            $   1,066,980
                                                                                                      -------------
                     Total Miscellaneous Revenue                                                          6,923,508
                                                                                                      -------------
                        Total Revenue Bonds                                                             162,291,727
                                                                                                      -------------
                     Total Investments (cost $239,389,289*) ..............          99.5%               252,719,111
                     Other assets less liabilities .......................           0.5                  1,230,392
                                                                                   -----              -------------
                     Net Assets ..........................................         100.0%             $ 253,949,503
                                                                                   =====              =============

                     PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)
                     Highest rating(1) ...................................          83.0%
                     Second highest rating(2) ............................          16.3
                     Third highest rating(3) .............................           0.3
                     Fourth highest rating(4) ............................           0.4
                                                                                   -----
                                                                                   100.0%
                                                                                   =====

      (1)   Aaa of Moody's or AAA of A&P.

      (2)   Aa of Moody's or AA of S&P.

      (3)   A of Moody's or S&P.

      (4)   Baa of Moody's or BBB of S&P.

      *     See note 4.

                        PORTFOLIO ABBREVIATIONS:
                        ------------------------
            AMBAC - American Municipal Bond Assurance Corp.
            COP   - Certificates of Participation
            ETM   - Escrowed to Maturity
            FGIC  - Financial Guaranty Insurance Co.
            FNMA  - Federal National Mortgage Association
            FSA   - Financial Security Assurance
            GNMA  - Government National Mortgage Association
            LOC   - Letter of Credit
            MBIA  - Municipal Bond Investors Assurance
            NR    - Not Rated
            UCAR - University Corporation for Atmospheric Research XLCA - XL Capital Assurance

                 See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2005
                                  (UNAUDITED)

ASSETS
      Investments at value (cost $239,389,289) .........................................    $252,719,111
      Interest receivable ..............................................................       1,719,812
      Receivable for Fund shares sold ..................................................         260,071
      Other assets .....................................................................           2,864
                                                                                            ------------
      Total assets .....................................................................     254,701,858
                                                                                            ------------
LIABILITIES
    Cash overdraft .....................................................................           6,148
    Payable for Fund shares redeemed ...................................................         292,307
    Dividends payable ..................................................................         255,130
    Management fee payable .............................................................         104,405
    Distribution and service fees payable ..............................................          42,731
    Accrued expenses ...................................................................          51,634
                                                                                            ------------
    Total liabilities ..................................................................         752,355
                                                                                            ------------
NET ASSETS .............................................................................    $253,949,503
                                                                                            ============
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $    238,854
    Additional paid-in capital .........................................................     241,033,648
    Net unrealized appreciation on investments (note 4) ................................      13,329,822
    Net realized loss on investments ...................................................        (346,266)
    Overdistributed net investment income ..............................................        (306,555)
                                                                                            ------------
                                                                                            $253,949,503
                                                                                            ============
CLASS A
    Net Assets .........................................................................    $223,954,960
                                                                                            ============
    Capital shares outstanding .........................................................      21,064,730
                                                                                            ============
    Net asset value and redemption price per share .....................................    $      10.63
                                                                                            ============
    Offering price per share (100/96 of $10.63 adjusted to nearest cent) ...............    $      11.07
                                                                                            ============
CLASS C
    Net Assets .........................................................................    $ 14,234,157
                                                                                            ============
    Capital shares outstanding .........................................................       1,341,457
                                                                                            ============
    Net asset value and offering price per share .......................................    $      10.61
                                                                                            ============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ......................................    $      10.61*
                                                                                            ============
CLASS Y
    Net Assets .........................................................................    $ 15,760,386
                                                                                            ============
    Capital shares outstanding .........................................................       1,479,244
                                                                                            ============
    Net asset value, offering and redemption price per share ...........................    $      10.65
                                                                                            ============

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:

      Interest income ...................................................                             $  5,704,013

Expenses:

      Management fee (note 3) ...........................................    $    631,069
      Distribution and service fees (note 3) ............................         127,695
      Transfer and shareholder servicing agent fees .....................          75,233
      Trustees' fees and expenses (note 8) ..............................          70,452
      Legal fees (note 3) ...............................................          45,743
      Shareholders' reports and proxy statements ........................          31,679
      Custodian fees ....................................................          14,396
      Auditing and tax fees .............................................          11,015
      Insurance .........................................................           8,268
      Registration fees and dues ........................................           6,367
      Chief compliance officer (note 3) .................................           2,253
      Miscellaneous .....................................................          20,740
                                                                             ------------
      Total expenses ....................................................       1,044,910

      Expenses paid indirectly (note 6) .................................          (3,908)
                                                                             ------------
      Net expenses ......................................................                                1,041,002
                                                                                                      ------------
      Net investment income .............................................                                4,663,011

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions .............          13,936
      Change in unrealized appreciation on investments ..................        (936,212)
                                                                             ------------

      Net realized and unrealized gain (loss) on investments ............                                 (922,276)
                                                                                                      ------------
      Net change in net assets resulting from operations ................                             $  3,740,735
                                                                                                      ============

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2005             YEAR ENDED
                                                                              (UNAUDITED)           DECEMBER 31, 2004
                                                                           ----------------         -----------------
OPERATIONS:
      Net investment income .............................................    $  4,663,011             $  9,628,069
      Net realized gain (loss) from securities transactions .............          13,936                 (360,056)
      Change in unrealized appreciation on investments ..................        (936,212)              (2,870,215)
                                                                             ------------             ------------
        Change in net assets from operations ............................       3,740,735                6,397,798
                                                                             ------------             ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
      Class A Shares:
      Net investment income .............................................      (4,456,129)              (9,247,370)

      Class C Shares:
      Net investment income .............................................        (220,199)                (472,310)

      Class Y Shares:
      Net investment income .............................................        (312,183)                (588,272)
                                                                             ------------             ------------
        Change in net assets from distributions .........................      (4,988,511)             (10,307,952)
                                                                             ------------             ------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
      Proceeds from shares sold .........................................       9,963,058               26,103,958
      Reinvested dividends and distributions ............................       2,844,424                6,078,032
      Cost of shares redeemed ...........................................     (14,498,199)             (34,073,005)
                                                                             ------------             ------------
      Change in net assets from capital share transactions ..............      (1,690,717)              (1,891,015)
                                                                             ------------             ------------
        Change in net assets ............................................      (2,938,493)              (5,801,169)

NET ASSETS:
      Beginning of period ...............................................     256,887,996              262,689,165
                                                                             ------------             ------------
      End of period* ....................................................    $253,949,503             $256,887,996
                                                                             ============             ============

    *  Includes undistributed (overdistrubuted) net investment income of:    $   (306,555)            $     18,945
                                                                             ============             ============

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION

      Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. As of the report date no Class I Shares were outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

      Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of the Davidson Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which will permit the Fund to make service fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares. For the six months ended June 30, 2005, distribution fees on Class A Shares amounted to $55,651 of which the Distributor retained $1,829.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2005, amounted to $54,033. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2005 amounted to $18,011. The total of these payments with respect to Class C Shares amounted to $72,044 of which the Distributor retained $14,638.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2005, total commissions on sales of Class A Shares amounted to $205,774 of which the Distributor received $37,786.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 2005, the Fund incurred $44,624 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Barrett & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2005, purchases of securities and proceeds from the sales of securities aggregated $14,534,981 and $15,635,747, respectively.

      At June 30, 2005, the aggregate tax cost for all securities was $239,368,097. At June 30, 2005 the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $13,352,204 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,189 for a net unrealized appreciation of $13,351,015.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Fund were as follows:

                                            SIX MONTHS ENDED
                                              JUNE 30, 2005                      YEAR ENDED
                                               (UNAUDITED)                    DECEMBER 31, 2004
                                       ---------------------------       ---------------------------
                                         SHARES          AMOUNT            SHARES          AMOUNT
                                         ------          ------            ------          ------
CLASS A SHARES:
    Proceeds from shares sold ...         750,078     $  7,975,581        1,760,071     $ 18,949,465
    Reinvested distributions ....         243,228        2,579,869          516,057        5,531,026
    Cost of shares redeemed .....      (1,090,718)     (11,569,313)      (2,622,852)     (28,078,616)
                                       ----------      -----------       ----------      -----------
       Net change ...............         (97,412)      (1,013,863)        (346,724)      (3,598,125)
                                       ----------      -----------       ----------      -----------
CLASS C SHARES:
    Proceeds from shares sold ...          77,354          819,023          370,611        3,973,438
    Reinvested distributions ....          10,825          114,596           24,433          261,462
    Cost of shares redeemed .....        (173,331)      (1,838,611)        (430,961)      (4,581,119)
                                       ----------      -----------       ----------      -----------
       Net change ...............         (85,152)        (904,992)         (35,917)        (346,219)
                                       ----------      -----------       ----------      -----------
CLASS Y SHARES:
    Proceeds from shares sold ...         109,767        1,168,454          296,183        3,181,055
    Reinvested distributions ....          14,090          149,959           26,651          285,544
    Cost of shares redeemed .....        (102,515)      (1,090,275)        (131,896)      (1,413,270)
                                       ----------      -----------       ----------      -----------
       Net change ...............          21,342          228,138          190,938        2,053,329
                                       ----------      -----------       ----------      -----------
Total transactions in Fund shares        (161,222)    $ (1,690,717)        (191,703)    $ (1,891,015)
                                       ==========      ===========       ==========      ===========

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2005 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' services and attendance fees paid during the six months ended June 30, 2005 was $54,600, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees' are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended June 30, 2005, such meeting-related expenses amounted to $15,852.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $682,680 and debited additional paid-in capital in the amount of $682,680 at December 31, 2004. This adjustment had no impact on the Fund's aggregate net assets at December 31, 2004. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      At December 31, 2004, the Fund had a capital loss carryover of $360,056 which expires on December 31, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      The tax character of distributions:

                                                      YEAR ENDED DECEMBER 31,
                                                      2004              2003
                                                   -----------       -----------
      Net tax-exempt income                        $ 9,625,055       $ 9,331,870
      Ordinary income                                  682,897           562,097
      Capital gain                                           0            18,155
                                                   -----------       -----------
                                                   $10,307,952       $ 9,912,122
                                                   ===========       ===========

      As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Unrealized appreciation                      $14,284,833
      Accumulated net realized loss                   (360,056)
                                                   -----------
                                                   $13,924,777
                                                   ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

11. CHANGE IN PRINCIPAL ACCOUNTANTS

      KPMG LLP was previously the principal accountants for the Tax-Free Fund of Colorado (the "Fund"). On July 27, 2005 KPMG LLP resigned as the principal accountants of the Fund and Tait, Weller and Baker was engaged as the principal accountants to audit the Fund's financial statements for the fiscal year of 2005. The decision was made by the Audit Committee of the Board of Trustees.

      The audit reports of KPMG LLP on the Fund's financial statements as of and for the years ended December 31, 2004 and 2003 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

      In connection with the audits of the two fiscal years ended December 31, 2004 and 2003 and the subsequent interim period through July 27, 2005, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

                           TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                         CLASS A
                                                   --------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                             YEAR ENDED DECEMBER 31,
                                                     6/30/05        ---------------------------------------------------------------
                                                   (UNAUDITED)        2004          2003         2002          2001          2000
                                                   -----------      --------      --------     --------      --------      --------
Net asset value, beginning of period ...........    $  10.68        $  10.84      $  10.82     $  10.32      $  10.31      $   9.98
                                                    --------        --------      --------     --------      --------      --------
Income (loss) from investment operations:
    Net investment income+ .....................        0.20            0.40          0.41         0.43          0.45          0.46
    Net gain (loss) on securities (both realized
       and unrealized) .........................       (0.04)          (0.13)         0.05         0.52          0.02          0.35
                                                    --------        --------      --------     --------      --------      --------
    Total from investment operations ...........        0.16            0.27          0.46         0.95          0.47          0.81
                                                    --------        --------      --------     --------      --------      --------
Less distributions (note 10):
    Dividends from net investment income .......       (0.21)          (0.43)        (0.44)       (0.45)        (0.46)        (0.48)
    Distributions from capital gains ...........          --              --            --           --            --            --
                                                    --------        --------      --------     --------      --------      --------
    Total distributions ........................       (0.21)          (0.43)        (0.44)       (0.45)        (0.46)        (0.48)
                                                    --------        --------      --------     --------      --------      --------
Net asset value, end of period .................    $  10.63        $  10.68      $  10.84     $  10.82      $  10.32      $  10.31
                                                    ========        ========      ========     ========      ========      ========
Total return (not reflecting sales charge) .....        1.53%*          2.57%         4.32%        9.36%         4.64%         8.30%
Ratios/supplemental data
    Net assets, end of period (in thousands) ...    $223,955        $226,070      $233,109     $215,195      $187,022      $179,816
    Ratio of expenses to average net assets ....        0.78%**         0.75%         0.74%        0.75%         0.76%         0.78%
    Ratio of net investment income to average
       net assets ..............................        3.74%**         3.76%         3.81%        4.05%         4.27%         4.53%
    Portfolio turnover rate ....................        5.75%*         12.55          6.16%        6.95%        14.56%        22.45%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ....        0.77%**         0.74%         0.74%        0.74%         0.75%         0.77%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS C
                                             ----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                           YEAR ENDED DECEMBER 31,
                                               6/30/05        -----------------------------------------------------------
                                             (UNAUDITED)        2004         2003         2002         2001         2000
                                             -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ......    $ 10.66        $ 10.82      $ 10.80      $ 10.30      $ 10.29      $  9.97
                                               -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income+ .................       0.15           0.30         0.31         0.31         0.34         0.37
   Net gain (loss) on securities (both
      realized and unrealized) ............      (0.04)         (0.13)        0.04         0.53         0.03         0.33
                                               -------        -------      -------      -------      -------      -------
   Total from investment operations .......       0.11           0.17         0.35         0.84         0.37         0.70
                                               -------        -------      -------      -------      -------      -------
Less distributions (note 10):
   Dividends from net investment income ...      (0.16)         (0.33)       (0.33)       (0.34)       (0.36)       (0.38)
   Distributions from capital gains .......         --             --           --           --           --           --
                                               -------        -------      -------      -------      -------      -------
   Total distributions ....................      (0.16)         (0.33)       (0.33)       (0.34)       (0.36)       (0.38)
                                               -------        -------      -------      -------      -------      -------
Net asset value, end of period ............    $ 10.61        $ 10.66      $ 10.82      $ 10.80      $ 10.30      $ 10.29
                                               =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge)        1.05%*         1.60%        3.33%        8.32%        3.64%        7.18%
Ratios/supplemental data
   Net assets, end of period (in thousands)    $14,234        $15,210      $15,820      $ 9,109      $ 1,909      $   897
   Ratio of expenses to average net assets        1.73%**        1.70%        1.69%        1.68%        1.69%        1.73%
   Ratio of net investment income to
      average net assets ..................       2.80%**        2.81%        2.83%        2.99%        3.25%        3.60%
   Portfolio turnover rate ................       5.75%*         6.16%        6.16%        6.95%       14.56%       22.45%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets        1.72%**        1.68%        1.68%        1.67%        1.68%        1.72%

                                                                                  CLASS Y
                                             ----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                           YEAR ENDED DECEMBER 31,
                                               6/30/05        -----------------------------------------------------------
                                             (UNAUDITED)        2004         2003         2002         2001         2000
                                             -----------      -------      -------      -------      -------      -------

Net asset value, beginning of period ......    $ 10.71        $ 10.86      $ 10.84      $ 10.33      $ 10.33      $ 10.00
                                               -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income+ .................       0.20           0.41         0.42         0.44         0.45         0.46
   Net gain (loss) on securities (both
      realized and unrealized) ............      (0.05)         (0.12)        0.04         0.52         0.02         0.35
                                               -------        -------      -------      -------      -------      -------
   Total from investment operations .......       0.15           0.29         0.46         0.96         0.47         0.81
                                               -------        -------      -------      -------      -------      -------
Less distributions (note 10):
   Dividends from net investment income ...      (0.21)         (0.44)       (0.44)       (0.45)       (0.47)       (0.48)
   Distributions from capital gains .......         --             --           --           --           --           --
                                               -------        -------      -------      -------      -------      -------
   Total distributions ....................      (0.21)         (0.44)       (0.44)       (0.45)       (0.47)       (0.48)
                                               -------        -------      -------      -------      -------      -------
Net asset value, end of period ............    $ 10.65        $ 10.71      $ 10.86      $ 10.84      $ 10.33      $ 10.33
                                               =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge)        1.46%*         2.73%        4.37%        9.50%        4.59%        8.36%
Ratios/supplemental data
   Net assets, end of period (in thousands)    $15,760        $15,608      $13,760      $ 7,482      $ 4,312      $ 4,417
   Ratio of expenses to average net assets        0.73%**        0.70%        0.69%        0.69%        0.71%        0.73%
   Ratio of net investment income to
      average net assets ..................       3.79%**        3.81%        3.85%        4.07%        4.32%        4.58%
   Portfolio turnover rate ................       5.75%*        12.55%        6.16%        6.95%       14.56%       22.45%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets        0.72%**        0.69%        0.69%        0.69%        0.70%        0.72%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED JUNE 30, 2005

                         ACTUAL
                      TOTAL RETURN     BEGINNING        ENDING        EXPENSES
                         WITHOUT        ACCOUNT         ACCOUNT     PAID DURING
                    SALES CHARGES(1)     VALUE           VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                   1.53%        $1,000.00       $1,015.30       $3.87
--------------------------------------------------------------------------------
Class C                   1.05%        $1,000.00       $1,010.50       $8.60
--------------------------------------------------------------------------------
Class Y                   1.46%        $1,000.00       $1,014.60       $3.62
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.77%, 1.72% AND 0.72% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                       HYPOTHETICAL
                        ANNUALIZED     BEGINNING        ENDING       EXPENSES
                           TOTAL        ACCOUNT         ACCOUNT    PAID DURING
                          RETURN         VALUE           VALUE     THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                   5.00%        $1,000.00       $1,021.45       $3.59
--------------------------------------------------------------------------------
Class C                   5.00%        $1,000.00       $1,017.20       $7.87
--------------------------------------------------------------------------------
Class Y                   5.00%        $1,000.00       $1,022.20       $2.83
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.71%, 1.56% AND 0.56% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

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

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until April 30, 2006 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Tax-Free Fund of Colorado (the "Fund") and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser") was approved by the Board of Trustees and the Independent Trustees in March, 2005. At a meeting called and held for that purpose at which a majority of the Independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Fund for the year ended December 31, 2004;

      o A report of the Manager containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees noted that they had approved the Sub-Advisory Agreement in December 2004, and had submitted it for approval by the shareholders, who had approved it earlier in the day. They noted that the Sub-Adviser has been acting as such since January 1, 2005, when it assumed the sub-advisory role and had been using the same personnel and essentially the same operations as the former sub-adviser. They had received the representation of the Sub-Adviser that its operations during the period since January 1, 2005 were essentially the same as those of the former sub-adviser and accordingly, they deemed the materials relating to the former sub-adviser during the calendar year 2004 to be relevant in considering renewal of the Sub-Advisory Agreement.

      The Trustees reviewed materials relevant to, and considered, the following factors:

ADVISORY AGREEMENT

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has provided all administrative services to the Fund and has arranged for the Sub-Adviser (and previously, the former sub-adviser) to provide local management of the Fund's portfolio. The Trustees noted that the Manager had arranged to have the Sub-Adviser employ as portfolio manager for the Fund the individual who served in that capacity with the former sub-adviser, Mr. Christopher Johns, and had established facilities for credit analysis of the Fund's portfolio securities. Mr. Johns, based in Denver, has provided local information regarding specific holdings in the Fund's portfolio. The portfolio manager has also been available to provide the brokerage and financial planner community with information generally about the Fund's portfolio, with which that community can assess the Fund as an investment vehicle for residents of Colorado in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND.

      The Board determined it appropriate to consider the Fund's performance. For the calendar year ended December 31, 2004 the Fund's average annual rate of return for Class A Shares was 2.57%; the net asset value of Class A Shares was $10.84 at the beginning of the year and $10.68 at the end. Performance for the other classes was similar.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors and with national averages. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Colorado funds, the Fund has had investment performance that is somewhat below that of its peers for one-, five- and ten-year periods, with lower rates of return explained by the Fund's generally higher-quality portfolio and generally shorter average maturities. The Board considered these results to be consistent with the purposes of the Fund.

      The Board concluded that the performance of the Fund, in light of market conditions, was appropriate and satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were appropriate as compared to those being paid by its local competitors and single-state tax-free municipal bond funds nationwide.

      The Board, having considered that the foregoing indicated that the Fund was being well managed and that its fees were appropriate, further concluded that the costs of the services and the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had been generally increasing in recent years. However, they concluded that the uncertain interest rate environment might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicate that the Fund's fees are already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

SUB-ADVISORY AGREEMENT

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE SUB-ADVISER.

      The Sub-Adviser  (and  previously,  the former  sub-adviser)  has provided local management of the Fund's portfolio. The Trustees noted that the Sub-Adviser has employed as portfolio manager for the Fund the individual who served in that capacity with the former sub-adviser, Mr. Christopher Johns, and had established facilities for credit analysis of the Fund's portfolio securities. Mr. Johns, based in Denver, has provided local information regarding specific holdings in the Fund's portfolio. The portfolio manager has also been available to provide the brokerage and financial planner community with information generally about the Fund's portfolio, with which that community can assess the Fund as an investment vehicle for residents of Colorado in light of prevailing interest rates and local economic conditions.

      The Board considered that the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Sub-Advisory Agreement would be appropriate.

THE INVESTMENT PERFORMANCE OF THE FUND.

      The Board determined it appropriate to consider the Fund's performance. For the calendar year ended December 31, 2004 the Fund's average annual rate of return for Class A Shares was 2.57%; the net asset value of Class A Shares was $10.84 at the beginning of the year and $10.68 at the end. Performance for the other classes were similar.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors and with national averages. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Colorado funds, the Fund has had investment performance that is somewhat below that of its peers for one-, five- and ten-year periods, with lower rates of return explained by the Fund's generally higher-quality portfolio and generally shorter average maturities. The Board considered these results to be consistent with the purposes of the Fund.

      The Board  concluded that the  performance of the Fund, in light of market
conditions,  was  appropriate  and  satisfactory.   Evaluation  of  this  factor
indicated to the Trustees that renewal of the Sub-Advisory Agreement.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Sub-Adviser and former sub-adviser of their services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were appropriate as compared to those being paid by its local competitors and single-state tax-free municipal bond funds nationwide.

      The Board, having considered that the foregoing indicated that the Fund was being well managed and that its fees were appropriate, further concluded that the costs of the services and the profitability to the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had been generally increasing in recent years. However, they concluded that the uncertain interest rate environment might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicate that the Fund's fees are already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

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INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

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PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

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

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund of Colorado (the "Fund") was held on March 10, 2005. The holders of shares representing 82% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

        Number of votes:

        TRUSTEE                         FOR             WITHHELD
        -------                         ---             --------
        Tucker Hart Adams               19,780,604      88,163
        Thomas A. Christopher           19,794,372      74,394
        Gary C. Cornia                  19,785,575      83,192
        Diana P. Herrmann               19,799,482      69,285
        John C. Lucking                 19,803,271      65,496
        Anne J. Mills                   19,801,141      67,626
        J. William Weeks                19,794,115      74,652

2. To ratify the selection of KPMG LLP as the Trust's independent registered public accounting firm.

        Number of Votes:

        FOR                             AGAINST         ABSTAIN
        ---                             -------         -------
        19,695,877                      75,027          97,862

3. Action on proposed Sub-Advisory Agreement.

        FOR                             AGAINST         ABSTAIN
        ---                             -------         -------
        19,444,611                      113,054         311,101

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  AQUILA MANAGEMENT CORPORATION

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  KIRKPATRICK PETTIS CAPITAL
  MANAGEMENT, INC.
  1600 Broadway, Suite 1100
  Denver, Colorado 80202

BOARD OF TRUSTEES

  Anne J. Mills, Chair
  Tucker Hart Adams
  Thomas A. Christopher
  Gary C. Cornia
  Diana P. Herrmann
  John C. Lucking
  J. William Weeks

OFFICERS

  Diana P. Herrmann, President
  Stephen J. Caridi, Senior Vice President
  Emily T. Rae, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC Inc.
  760 Moore Road
  King of Prussia, Pennsylvania 19406

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO


By:  /s/  Diana P. Herrmann
- ---------------------------------
President and Trustee
September 9, 2005


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
September 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
President and Trustee
September 9, 2005



By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 9, 2005


TAX-FREE FUND OF COLORADO

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.